Income tax (Tables)	12 Months Ended
Mar. 31, 2022
Major components of tax expense (income) [abstract]
Reconciliation of Income Taxes at Statutory Rates

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	For the Year Ended March 31,
	2022	2021
Earnings (loss) for the year	$(1,749,870)	$(672,915)

Expected income tax (recovery)	(181,189)	(108,533)
Change in statutory, foreign tax, foreign exchange rates and other	(51,491)	(32,104)
Permanent Difference	86,824	91,072
Change in unrecognized deductible temporary differences	145,856	49,565
Total income tax expense (recovery)	$—	$—

Summary of Net Deferred Tax Asset (Liability)

	Year Ended March 31,
	2022	2021
Deferred Tax Assets (liabilities)
Non-capital losses available for future period	569,585	435,806
	569,585	435,806
Unrecognized deferred tax assets	(569,585)	(435,806)
Net deferred tax asset (liability)	$—	$—

Summary of Temporary Differences

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	As of March 31,		As of March 31,
	2022	Expiry Date Range	2021	Expiry Date Range
Temporary Differences
Non-capital losses available for future period	3,350,502	No expiry date	2,492,526	No expiry date